Advances to joint ventures	3 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Advances to Joint Ventures Disclosure [Text Block]
8. Advances to joint ventures

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2015	2014
Current portion of advances to joint ventures	$6,535	$6,665
Long-term advances to joint ventures	11,051	12,287
Advances/shareholder loans to joint ventures	$17,586	$18,952

The Partnership had advances of $9.1 million and $9.8 million due from SRV Joint Gas Ltd. as of March 31, 2015 and December 31, 2014, respectively. The Partnership had advances of $8.5 million and $9.1 million due from SRV Joint Gas Two Ltd. as of March 31, 2015 and December 31, 2014, respectively.